Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue.
Summary of disaggregated revenue information and revenue by geographical location

Disaggregated revenue information

	(Unaudited) For the six-month
	period ended 30 June
	2025	2024
	USD	USD
Business to business	8,676,762	6,001,062
Business to customers	1,512,307	2,065,946
	10,189,069	8,067,008

Revenue by geographical location

	(Unaudited) For the six-month
	period ended 30 June
	2025	2024
	USD	USD

Egypt	6,752,936	6,636,048
Kingdom of Saudi Arabia	2,576,607	1,430,960
United Arab Emirates	859,526	—
	10,189,069	8,067,008